Loans And Allowance For Credit Losses (Schedule Of Loans Acquired With Deteriorated Credit Quality) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥ 29,483	¥ 341,843
Cash flows expected to be collected at acquisitions	2,854	181,663
Fair value of loans at acquisition	2,854	152,263
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at the beginning of fiscal year	84,728	60,925
Additions		29,401
Accretion	(34,373)	(27,321)
Disposals
Reclassifications from nonaccretable difference	37,793	23,184
Foreign currency translation adjustments	(1,271)	(1,461)
Balance at the end of fiscal year	86,877	84,728
Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	662,369	522,015
Outstanding balance at end of fiscal year	493,111	662,369
Carrying amount at beginning of fiscal year	271,909	188,719
Carrying amount at end of fiscal year	212,702	271,909
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	2,854	760
Carrying amount at end of fiscal year	26,346	29,833
Provisions within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for loan losses at beginning of fiscal year	34,985	25,906
Additional provisions during fiscal year	5,620	13,516
Reductions of allowance during fiscal year	1,658	2,202
Balance of allowance for loan losses at end of fiscal year	¥ 36,391	¥ 34,985